Inventories (Tables)	6 Months Ended
Mar. 31, 2026
Inventories
Schedule of inventory
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Finished goods	-	$1,544,462
Inventories	-	$1,544,462